                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number:  028-05369
                           ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA         2/12/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   55
                                        --------------------

Form 13F Information Table Value Total:           $1,160,560
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

                           FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7      COLUMN 8
------------------------------ --------------- --------- -------- -------------------- -------- -------- --------------------
                                  TITLE OF                 VALUE   SH/PRN         PUT/ INVSTMT   OTHER     VOTING AUTHORITY
             ISSUER                CLASS         CUSIP    (x1000)  AMOUNT  SH/PRN CALL DISCRTN    MGRS    SOLE   SHARED  NONE
------------------------------ --------------- --------- -------- -------- ------ ---- -------- -------- ------ -------- ----
ALLEGHENY ENERGY INC           COMMON          017361106    24576  1046680   SH        OTHER       01       0    1046680  0
APPLE INC                      COMMON          037833100    41411   196508   SH        OTHER       01       0     196508  0
AMERISTAR CASINOS INC          COMMON          03070Q101    27640  1814837   SH        OTHER       01       0    1814837  0
BAXTER INTL INC                COMMON          071813109    25644   437016   SH        OTHER       01       0     437016  0
BLACK & DECKER CORP            COMMON          091797100    51723   797825   SH        OTHER       01       0     797825  0
BANK OF AMERICA CORP           UNIT 99/99/9999 060505419    28989  1942980   SH        OTHER       01       0    1942980  0
CANADIAN SOLAR INC             COMMON          136635109     7234   251016   SH        OTHER       01       0     251016  0
CBS CORP NEW                    CL B           124857202    16616  1182610   SH        OTHER       01       0    1182610  0
CELANESE CORP DEL              COM SER A       150870103     3590   111830   SH        OTHER       01       0     111830  0
COOPER INDUSTRIES PLC          SHS             G24140108     6064   142220   SH        OTHER       01       0     142220  0
CORNING INC                    COMMON          219350105     8677   449370   SH        OTHER       01       0     449370  0
COVIDIEN PLC                   COMMON          G2554F105     8023   167535   SH        OTHER       01       0     167535  0
DEERE & CO COM                 COMMON          244199105     3548    65590   SH        OTHER       01       0      65590  0
FORD MOTOR COMPANY             COM PAR $0.01   345370860    45229  4522920   SH        OTHER       01       0    4522920  0
GILEAD SCIENCES INC            COMMON          375558103    15708   363022   SH        OTHER       01       0     363022  0
HARTFORD FINL SVCS GROUP INC   COMMON          416515104    10000   429936   SH        OTHER       01       0     429936  0
HASBRO INC                     COMMON          418056107    51549  1607902   SH        OTHER       01       0    1607902  0
INTEL CORP                     COMMON          458140100    16666   816970   SH        OTHER       01       0     816970  0
INVESTORS BANCRP               COMMON          46146P102     8238   752992   SH        OTHER       01       0     752992  0
JPMORGAN CHASE & CO COM        COMMON          46625H100    51264  1230232   SH        OTHER       01       0    1230232  0
KELLOGG CO                     COMMON          487836108    53722  1009804   SH        OTHER       01       0    1009804  0
KEYCORP                        PRFD SER A      493267405    29475   367750   SH        OTHER       01       0     367750  0
LEAR CORP                      COM NEW         521865204    68072  1006390   SH        OTHER       01       0    1006390  0
LIFE TECHNOLOGIES CORPORATION  COMMON          53217V109     7947   152181   SH        OTHER       01       0     152181  0
MAJESCO ENTERTAINMENT CO       COMMON          560690208       22    19534   SH        OTHER       01       0      19534  0
MCKESSON CORP                  COMMON          58155Q103    17035   272560   SH        OTHER       01       0     272560  0
MEDTRONIC INC                  COMMON          585055106     5730   130280   SH        OTHER       01       0     130280  0
MERCK & CO                     COMMON          58933Y105    27949   764895   SH        OTHER       01       0     764895  0
MICROSOFT CORP                 COMMON          594918104    48866  1603204   SH        OTHER       01       0    1603204  0
MOLECULAR INSIGHT              COMMON          60852M104      203    90200   SH        OTHER       01       0      90200  0
MOTOROLA INC                   COMMON          620076109     4779   615850   SH        OTHER       01       0     615850  0
NEWS CORP                      CL B            65248E203    24968  1568360   SH        OTHER       01       0    1568360  0
NIKE INC                       CL B            654106103    19011   287733   SH        OTHER       01       0     287733  0
ON SEMICONDUCTOR CORP          COMMON          682189105     7895   895160   SH        OTHER       01       0     895160  0
PFIZER INC                     COMMON          717081103    10517   578165   SH        OTHER       01       0     578165  0
PRECISION CASTPARTS CORP       COMMON          740189105    15464   140140   SH        OTHER       01       0     140140  0
PRICELINE COM INC              COMMON          741503403     9999    45780   SH        OTHER       01       0      45780  0
ROMA FINCL CORP                COMMON          77581P109     6230   504006   SH        OTHER       01       0     504006  0
SPDR TR                        UNIT SER 1      78462F103    79858   716600   SH    PUT OTHER       01       0     716600  0
SCRIPPS NETWORKS INTER WI      COMMON          811065101    40030   964570   SH        OTHER       01       0     964570  0
SKYWORKS SOLUTIONS I NC COM ST COMMON          83088M102    16481  1161470   SH        OTHER       01       0    1161470  0
SOLUTIA INC                    COMMON          834376501    16457  1295817   SH        OTHER       01       0    1295817  0
THERMO FISHER SCIENTIFIC INC   COMMON          883556102     3844    80600   SH        OTHER       01       0      80600  0
TJX COS INC NEW                COMMON          872540109    29650   811204   SH        OTHER       01       0     811204  0
TRINA SOLAR LTD                SPON ADR        89628E104     5219    96709   SH        OTHER       01       0      96709  0
UMPQUA HOLDINGS CORP           COMMON          904214103     6570   489945   SH        OTHER       01       0     489945  0
UNITED STS STL CORP            COMMON          912909108     3411    61880   SH        OTHER       01       0      61880  0
VEECO INSTRS INC DEL           COMMON          922417100    26880   813570   SH        OTHER       01       0     813570  0
VIACOM INC                      CL B           92553P201    24234   815150   SH        OTHER       01       0     815150  0
WALTER ENERGY                  COMMON          93317Q105     3676    48810   SH        OTHER       01       0      48810  0
WATSCO INC                     CL A            942622200    13440   274400   SH        OTHER       01       0     274400  0
WELLS FARGO & CO               PERP PFRD CNV A 949746804    38897    42372   SH        OTHER       01       0      42372  0
WHIRLPOOL CORP                 COMMON          963320106    31383   389077   SH        OTHER       01       0     389077  0

XL CAPITAL LTD                 CL A            G98255105     5311   289770   SH        OTHER       01       0     289770  0
ZIMMER HOLDINGS INC            COMMON          98956P102     4946    83680   SH        OTHER       01       0      83680  0